Total
INTERMEDIATE BOND FUND OF AMERICA
Intermediate Bond Fund Of America
Investment objective
The fund’s investment objective is to provide you with current income consistent with the maturity and quality standards described in this prospectus and preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 38 of the prospectus and on page 82 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - INTERMEDIATE BOND FUND OF AMERICA	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class F-2	Class F-3	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%		2.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INTERMEDIATE BOND FUND OF AMERICA		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees		0.26%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	[1]	0.15%	0.15%	0.12%	0.20%	0.16%	0.04%	0.20%	0.20%	0.13%	0.18%	0.25%	0.14%	0.10%	0.11%	0.35%	0.23%	0.18%	0.13%	0.19%	0.09%	0.04%
Total annual fund operating expenses		0.63%	1.37%	0.59%	0.67%	0.38%	0.26%	0.66%	1.42%	0.85%	0.65%	0.72%	0.36%	0.32%	1.33%	1.32%	1.05%	0.90%	0.60%	0.41%	0.31%	0.26%
Fee waiver	[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses after fee waiver		0.62%	1.36%	0.58%	0.66%	0.37%	0.25%	0.65%	1.41%	0.84%	0.64%	0.71%	0.35%	0.31%	1.32%	1.31%	1.04%	0.89%	0.59%	0.40%	0.30%	0.25%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least November 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - INTERMEDIATE BOND FUND OF AMERICA - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 312	$ 238	$ 308	$ 67	$ 38	$ 26	$ 315	$ 244	$ 86	$ 314	$ 73	$ 36	$ 32	$ 134	$ 133	$ 106	$ 91	$ 60	$ 41	$ 31	$ 26
3 years	446	433	433	213	121	83	455	448	270	452	229	115	102	420	417	333	286	191	131	99	83
5 years	592	749	570	372	212	145	608	775	470	602	400	201	179	728	723	578	497	334	229	173	145
10 years	$ 1,016	$ 1,443	$ 969	$ 834	$ 479	$ 330	$ 1,051	$ 1,214	$ 1,048	$ 1,039	$ 894	$ 455	$ 405	$ 1,601	$ 1,589	$ 1,282	$ 1,107	$ 749	$ 517	$ 392	$ 330

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - INTERMEDIATE BOND FUND OF AMERICA - USD ($)	Class C	Class 529-C
1 year	$ 138	$ 144
3 years	433	448
5 years	749	775
10 years	$ 1,443	$ 1,214

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 454% of the average value of its portfolio.

Principal investment strategies

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and money market instrument) which may be represented by derivatives. The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average effective maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in bonds and other debt securities with quality ratings of A– or better or A3 or better (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating category (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser.

The fund primarily invests in debt securities denominated in U.S. dollars. These include securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies, and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg Securitized Index is a composite blend of 75% Bloomberg U.S. Government/Credit 1-7 Year Index and 25% Bloomberg Securitized Index and represents market sectors in which the fund may invest. The Lipper Short-Intermediate Investment Grade Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper Short-Intermediate U.S. Government Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 3.41% (quarter ended March 31, 2020)

Lowest -3.41% (quarter ended September 30, 2022)

The fund's total return for the nine months ended September 30, 2023, was 0.16%.

Average annual total returns For the periods ended December 31, 2022:
Average Annual Returns - INTERMEDIATE BOND FUND OF AMERICA	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-2	(7.32%)	1.01%	0.99%	1.93%	Aug. 08, 2008
Class A	(9.86%)	0.23%	0.49%	3.97%	Feb. 19, 1988
Class C	(9.12%)	0.01%	0.12%	1.98%	Mar. 15, 2001
Class F-1	(7.57%)	0.72%	0.71%	2.24%	Mar. 19, 2001
Class F-3	(7.21%)	1.12%		1.12%	Jan. 27, 2017
Class 529-A	(9.87%)	0.21%	0.43%	1.94%	Feb. 19, 2002
Class 529-C	(9.17%)	(0.03%)	0.31%	1.87%	Feb. 19, 2002
Class 529-E	(7.75%)	0.53%	0.49%	1.87%	Mar. 15, 2002
Class 529-F-1	(7.39%)	0.93%	0.91%	2.09%	Sep. 16, 2002
Class 529-F-2	(7.22%)			(3.35%)	Oct. 30, 2020
Class 529-F-3	(7.25%)			(3.35%)	Oct. 30, 2020
Class R-1	(8.20%)	0.01%	(0.01%)	1.29%	Jun. 13, 2002
Class R-2	(8.19%)	0.03%	none	1.32%	May 31, 2002
Class R-2E	(7.88%)	0.30%		0.44%	Aug. 29, 2014
Class R-3	(7.80%)	0.46%	0.44%	1.71%	Jun. 26, 2002
Class R-4	(7.53%)	0.77%	0.75%	2.05%	Jun. 27, 2002
Class R-5E	(7.35%)	0.97%		1.03%	Nov. 20, 2015
Class R-5	(7.25%)	1.07%	1.05%	2.42%	May 15, 2002
Class R-6	(7.21%)	1.12%	1.11%	2.04%	May 01, 2009
After Taxes on Distributions | Class F-2	(8.20%)	0.08%	0.18%
After Taxes on Distributions and Sale of Fund Shares | Class F-2	(4.32%)	0.42%	0.43%
Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(6.73%)	0.68%	0.89%	1.90%	Aug. 08, 2008
75%/25% Bloomberg U.S. Government/Credit 1–7 Year/ Bloomberg Securitized Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(8.02%)	0.51%	1.00%		Aug. 08, 2008
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(6.15%)	0.74%	0.91%	2.28%	Aug. 08, 2008
Lipper Short-Intermediate U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(6.71%)	(0.12%)	0.07%	1.27%	Aug. 08, 2008

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.